EQUITY	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
EQUITY

NOTE 25 - EQUITY

(a) Capital

The Company’s objective is to maintain an appropriate level of capitalization that enables it to ensure access to the financial markets for carrying out its medium and long-term objectives, optimizing the return for its shareholders and maintaining a solid financial position.

The paid capital of the Company at December 31, 2020 amounts to ThUS$ 3,146,265 divided into 606,407,693 common stock of a same series (ThUS$ 3,146,265 divided into 606,407,693 shares as of December 31, 2019), a single series nominative, ordinary character with no par value. There are no special series of shares and no privileges. The form of its stock certificates and their issuance, exchange, disablement, loss, replacement and other similar circumstances, as well as the transfer of the shares, is governed by the provisions of Corporations Law and its regulations.

(b) Subscribed and paid shares

During the year 2019, the Company fully reduced 466,832 shares pending placement and payment, corresponding to the authorized capital increase in the extraordinary shareholders meeting of August 18, 2016. Consequently, as of December 31, 2020, the statutory capital of the Company is demonstrated by 606,407,693 shares fully subscribed and paid.

The following table shows the movement of authorized and fully paid shares previously described above:

Movement of authorized shares

Nro. Of shares	Opening balance	Expired shares intended for compensation plans and others	Closing balance

From January 1 to December 31, 2019	606,874,525	(466,832)	606,407,693
From January 1 to December 31, 2020	606,407,693	-	606,407,693

Movement fully paid shares

	N° of shares	Movement value of shares (1) ThUS$	Cost of issuance and placement of shares (2) ThUS$	Paid- in Capital ThUS$
Paid shares as of January 1, 2018	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2018 period	-	-	-	-
Paid shares as of December 31, 2018	606,407,693	3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2019	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2019 period	-	-	-	-
Paid shares as of December 31, 2019	606,407,693	3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2020	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2020 period	-	-	-	-
Paid shares as of December 31, 2020	606,407,693	3,160,718	(14,453)	3,146,265

(1)	Amounts reported represent only those arising from the payment of the shares subscribed.

(2)	Decrease of capital by capitalization of reserves for cost of issuance and placement of shares established according to Extraordinary Shareholder´s Meetings, where such decreases were authorized.

(c) Treasury stock

At December 31, 2020, the Company held no treasury stock, the remaining of ThUS$ (178) corresponds to the difference between the amount paid for the shares and their book value, at the time of the full right decrease of the shares which held in its portfolio.

(d)	Reserve of share- based payments

Movement of Reserves of share- based payments:

		Stock
	Opening	option	Closing
Periods	balance	plan	balance
	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	39,481	(1,607)	37,874
From January 1 to December 31, 2019	37,874	(1,585)	36,289
From January 1 to December 31, 2020	36,289	946	37,235

These reserves are related to the “Share-based payments” explained in Note 34.

(e)	Other sundry reserves

Movement of Other sundry reserves:

	Opening	Transactions	Legal	Closing
Periods	balance	with minorities	reserves	balance
	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	2,639,780	-	(864)	2,638,916
From January 1 to December 31, 2019	2,638,916	(184,135)	(2,312)	2,452,469
From January 1 to December 31, 2020	2,452,469	(3,125)	2,675	2,452,019

Balance of Other sundry reserves comprise the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(213,273)	(210,048)	(25,913)
Others	(3,020)	(5,795)	(3,483)
Total	2,452,019	2,452,469	2,638,916

(1)	Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.

(2)	Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.

(3)	The balance as of December 31, 2020 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional Aires S.A. for ThUS $ (3,480) and ThUS $ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS $ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aires Integra Regional Airlines S.A. for an amount of ThUS $ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS $ (21,526) through Holdco Ecuador S.A. (3) The loss due to the acquisition of the minority interest of Multiplus S.A. for ThUS $ (184,135) (see Note 1), (4) and the acquisition of a minority interest in Latam Airlines Perú S.A through Latam Airlines Group S.A for an amount of ThUS $ (3,225).

(f)	Reserves with effect in other comprehensive income.

Movement of Reserves with effect in other comprehensive income:

			Actuarial gain
	Currency	Cash flow	or loss on defined
	translation	hedging	benefit plans
	reserve	reserve	reserve	T otal
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2018	(1,925,714)	18,140	(10,926)	(1,918,500)
Increase (decrease) by application of new accounting standards	-	-	-	-
Initial balance	(1,925,714)	18,140	(10,926)	(1,918,500)

Change in fair value of hedging instrument recognised in OCI	-	(56,917)	-	(56,917)
Reclassified from OCI to profit or loss	-	30,018	-	30,018
Deferred tax	-	(574)	-	(574)
Actuarial reserves by employee benefit plans	-	-	(5,818)	(5,818)
Deferred tax actuarial IAS by employee benefit plans	-	-	1,566	1,566
Translation difference subsidiaries	(730,930)	-	-	(730,930)
Closing balance as of December 31, 2018	(2,656,644)	(9,333)	(15,178)	(2,681,155)

Opening balance as of January 1, 2019	(2,656,644)	(9,333)	(15,178)	(2,681,155)
Change in fair value of hedging instrument recognised in OCI	-	95,954	-	95,954
Reclassified from OCI to profit or loss	-	(30,074)	-	(30,074)
Deferred tax	-	345	-	345
Actuarial reserves by employee benefit plans	-	-	(10,635)	(10,635)
Deferred tax actuarial IAS by employee benefit plans	-	-	2,873	2,873
Translation difference subsidiaries	(233,643)	-	-	(233,643)
Closing balance as of December 31, 2019	(2,890,287)	56,892	(22,940)	(2,856,335)

Opening balance as of January 1, 2020	(2,890,287)	56,892	(22,940)	(2,856,335)
Change in fair value of hedging instrument recognised in OCI	-	(105,776)	-	(105,776)
Reclassified from OCI to profit or loss	-	(13,016)	-	(13,016)
Deferred tax	-	959	-	959
Actuarial reserves by employee benefit plans	-	-	(3,968)	(3,968)
Deferred tax actuarial IAS by employee benefit plans	-	-	923	923
Translation difference subsidiaries	(900,226)	-	-	(900,226)
Closing balance as of December 31, 2020	(3,790,513)	(60,941)	(25,985)	(3,877,439)

(f.1) Cumulative translate difference

These are originate from exchange differences arising from the translation of any investment in foreign entities (or Chilean investment with a functional currency different to that of the parent), and from loans and other instruments in foreign currency designated as hedges for such investments. When the investment (all or part) is sold or disposed and a loss of control occurs, these reserves are shown in the consolidated statement of income as part of the loss or gain on the sale or disposal. If the sale does not involve loss of control, these reserves are transferred to non-controlling interests.

(f.2) Cash flow hedging reserve

These are originate from the fair value valuation at the end of each period of the outstanding derivative contracts that have been defined as cash flow hedges. When these contracts expire, these reserves should be adjusted, and the corresponding results recognized.

(f.3) Reserves of actuarial gains or losses on defined benefit plans

Correspond to the increase or decrease in the obligation present value for defined benefit plan due to changes in actuarial assumptions, and experience adjustments, which are the effects of differences between the previous actuarial assumptions and the actual event.

Movement of Retained earnings/(losses):

		Increase	Result		Other
	Opening	(decrease) by	for the		increase	Closing
Periods	balance	new standards	period	Dividends	(decreases)	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	(31,464)	(9,548)	309,811	(54,580)	4,752	218,971
From January 1 to December 31, 2019	218,971	-	190,430	(57,129)	-	352,272
From January 1 to December 31, 2020	352,272	-	(4,545,887)	-	-	(4,193,615)

(h)	Dividends per share

	Minimum mandatory	Minimum mandatory
	dividend	dividend
Description of dividend	2020	2019

Date of dividend	12-31-2020	12-31-2019
Amount of the dividend (ThUS$)	-	57,129
Number of shares among which the dividend is distributed	606,407,693	606,407,693
Dividend per share (US$)	-	0.0942